CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ (2,055)	$ (1,519)	$ 745
Less: Net (income) loss attributable to non-controlling interest	4	(7)	(11)
Net income (loss) attributable to RADA Electronic Industries' shareholders	(2,051)	(1,526)	734
Other comprehensive income:
Change in foreign currency translation adjustment	32	64	95
Less: other comprehensive income attributable to non-controlling interest	7	13	19
Other comprehensive income (loss) attributable to RADA Electronic Industries' shareholders	25	51	76
Comprehensive income (loss)	(2,023)	(1,455)	840
Less: comprehensive income attributable to non-controlling interest	3	20	30
Comprehensive income (loss) attributable to RADA Electronic Industries' shareholders	$ (2,026)	$ (1,475)	$ 810